Loss Per Share Attributable to Ordinary Equity Holders of the Company (Tables)	12 Months Ended
Dec. 31, 2024
Loss Per Share Attributable to Ordinary Equity Holders of the Company [Abstract]
Schedule of Basic Loss Per Share

The calculation of basic loss per share is based on:

	For the years ended December 31
	2022	2023	2024	2024
	RMB	RMB	RMB	US$
Loss
Loss attributable to ordinary equity holders of the Company, used in the basic loss per share calculation	(882,924)	(925,637)	(405,433)	(55,543)

	Number of shares
	2022	2023	2024
Shares
Weighted average number of ordinary shares outstanding during the year used in the basic loss per share calculation#	263,688,827	282,299,269	302,062,104

#	The weighted average number of shares was after taking into account the effect of treasury shares held.